Artisan Select Equity Fund Performance Management - Artisan Select Equity Fund	Nov. 13, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The ETF Shares of the Fund are a new class of shares for which performance information is not available and, therefore, the bar chart and table show performance information for the Institutional Shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus. The Institutional Shares would have substantially similar annual returns to ETF Shares because the shares are invested in the same portfolio of securities and the annual returns at NAV (assuming ETF Shares are bought and sold without any premium or discount) would differ only to the extent that the Institutional Shares do not have the same expenses as the ETF Shares. Performance information for ETF Shares will be provided after such shares have one full calendar year of performance. The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The ETF Shares of the Fund are a new class of shares for which performance information is not available and, therefore, the bar chart and table show performance information for the Institutional Shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus. The Institutional Shares would have substantially similar annual returns to ETF Shares because the shares are invested in the same portfolio of securities and the annual returns at NAV (assuming ETF Shares are bought and sold without any premium or discount) would differ only to the extent that the Institutional Shares do not have the same expenses as the ETF Shares. Performance information for ETF Shares will be provided after such shares have one full calendar year of performance. The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time.
Performance One Year or Less [Text]	Performance information for ETF Shares will be provided after such shares have one full calendar year of performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The ETF Shares of the Fund are a new class of shares for which performance information is not available and, therefore, the bar chart and table show performance information for the Institutional Shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus.
Bar Chart [Heading]	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	Highest/Lowest Quarter Returns (%) During the time period shown in the bar chart.Highest Quarter12.88December 31, 2023Lowest Quarter-14.61June 30, 2022
Year to Date Return, Label [Optional Text]	Year-to-Date Return. The Fund’s total return for the nine months ended 30 September 2026 was 12.11%.
Bar Chart, Year to Date Return	12.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Performance Table Heading	Average Annual Total Returns—(For Periods Ended 31 December 2025)
Performance Table Narrative	The following table shows the average annual total returns (before and after taxes) of the Institutional Shares of the Fund and the change in value of a broad-based market index over various periods ended 31 December 2025. The index information is intended to permit you to compare the Fund’s performance to market performance. Returns of the ETF Shares of the Fund may vary from the returns of the Institutional Shares due to differences in expenses.After-tax returns are shown for Institutional Shares.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For Periods Ended 31 December 2025 (%)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Shares.
Performance Table Closing [Text Block]	Updated performance information may be obtained by visiting www.artisanpartners.com.
Performance Availability Website Address [Text]	www.artisanpartners.com
ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(14.61%)
Lowest Quarterly Return, Date	Jun. 30, 2022